Income Taxes (Details Textual) - USD ($) $ in Millions		4 Months Ended	8 Months Ended	12 Months Ended
		Apr. 30, 2018	Dec. 31, 2017	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Tax Credit Carryforward [Line Items]
Net impact of adjustments					$ (765.8)
Net impact on U.S. deferred tax assets and liabilities					(791.9)
Transition tax					26.1
Reclassification of stranded tax effects	[1]				$ 0.0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	35.00%		30.40%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Percent					(55.50%)	32.60%	29.60%
Deferred Tax Benefit, Non Cash Integration							$ 50.5
Deferred tax liabilities, noncurrent		$ 1,377.2			$ 1,377.2	$ 2,167.0
Valuation allowance on operating loss carryforward					(0.7)
Undistributed earnings of foreign subsidiaries on which deferred income taxes not provided		226.0			226.0
Company's unrecognized tax benefits		32.3			32.3	40.4	46.3	$ 45.0
Unrecognized tax benefits that would affect the effective tax rate		21.5			21.5	23.1	32.6
Tax-related net interest and penalties		4.0			4.0	4.1	3.8
Interest charged to earnings					$ 0.1	$ 0.3	$ 0.6
Time period over which it is reasonably possible that the Company could decrease its unrecognized tax benefits					12 months
Amount unrecognized tax benefit could decrease in next 12 months		$ 9.5			$ 9.5
Retained Earnings [Member]
Tax Credit Carryforward [Line Items]
Reclassification of stranded tax effects	[1]				15.0
AOCI Attributable to Parent [Member]
Tax Credit Carryforward [Line Items]
Reclassification of stranded tax effects	[1],[2]				$ (15.0)
Scenario, Forecast [Member]
Tax Credit Carryforward [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				21.00%

[1]	During the fourth quarter of 2018, we elected to early adopt ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allowed us to reclassify the stranded income tax effects resulting from the Act from accumulated other comprehensive income (loss) to retained earnings. For additional information, see Recently Issued Accounting Standards in Note 1: Accounting Policies, and Note 13: Income Taxes.
[2]	During the fourth quarter of 2018, we elected to early adopt ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allowed us to reclassify the stranded income tax effects resulting from the Act from accumulated other comprehensive income (loss) to retained earnings. For additional information, see Note 13: Income Taxes.